Equity (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Schedule of assumptions utilized in estimation of the fair value of the warrants granted
	2012	2011
Term	3 years	3 years
Expected volatility	108% - 148%	123% - 125%
Risk free interest rate	0.35% - 0.57%	0.72% - 1.18%
Dividend yield	0%	0%

Schedule of outstanding warrants

Warrants	Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Remaining Contractual Life (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2012	726,550	$2.21
Granted and Issued	890,000	3.26
Expired/Cancelled	(70,000)	3.00
Outstanding and exercisable at June 30, 2012	1,546,550	$2.79	2.17	$426,300

Schedule of assumptions utilized in the estimation of stock-based compensation
Expected term	7 years
Expected volatility	221% - 225%
Risk free interest rate	1.10% - 1.69%
Dividend yield	0%

Schedule of stock option activity under the Stock Option Plan
		Weighted	Remaining
	Number of	Average	Contractual	Aggregate
Options	Shares	Exercise Price	Life (in years)	Intrinsic Value
Outstanding at January 1, 2012	404,194	$2.78
Issued	619,567	3.85
Exercised	(6,000)	1.33
Expired/Cancelled	(58,890)	3.82
Outstanding at June 30, 2012	958,871	$3.42	3.70	$104,750
Vested & Exercisable at June 30, 2012	342,296	$2.70	3.56	$104,750

Schedule of non-vested options under the Company's plan
	Non-vested Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	63,296	$3.68	$2.98
Granted	619,567	3.85	3.84
Vested	(8,065)	2.71	2.50
Forfeited	(58,223)	3.88	3.87
Non-vested at June 30, 2012	616,575	$3.81	$3.77